CONTRACTS RECEIVABLE, NET (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from 2017 FMP "smart campus" contract	$ 0	$ 1,517,410	$ 700,592
2017 FMP contract post-installation maintenance fee revenue	187,559	153,040
Revenue from 2019 FMP "smart campus" contract	926,187
Total revenue from FMP "smart campus" contract	$ 1,113,746	$ 1,670,450	$ 700,592